UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

Deutsche Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2014 (Unaudited)

Deutsche LifeCompass 2040 Fund
	Shares	Value ($)
Equity - Equity Funds 72.0%
Deutsche Capital Growth Fund "Institutional" (a)	3,659	310,331
Deutsche Core Equity Fund "Institutional" (a)	198,370	5,137,771
Deutsche EAFE Equity Index Fund "Institutional" (a)	100,735	1,441,514
Deutsche Emerging Markets Equity Fund "Institutional" (a)	55,553	918,850
Deutsche Equity 500 Index Fund "Institutional" (a)	20,601	4,832,935
Deutsche Global Equity Fund "Institutional" (a)	75,305	625,787
Deutsche Global Growth Fund "Institutional" (a)	8,175	237,551
Deutsche Global Infrastructure Fund "Institutional" (a)	60,348	942,035
Deutsche Global Small Cap Fund "Institutional" (a)	21,387	939,978
Deutsche Latin America Equity Fund "S" (a)	1,186	32,610
Deutsche Real Estate Securities Fund "Institutional" (a)	35,755	885,283
Deutsche Real Estate Securities Income Fund "Institutional" (a)	2,406	26,757
Deutsche Small Cap Core Fund "S" (a)	44,627	1,214,736
Deutsche Small Cap Growth Fund "S" (a)	4,747	156,606
Deutsche Small Cap Value Fund "Institutional" (a)	2,014	56,299
Deutsche World Dividend Fund "Institutional" (a)	16,064	484,342

Total Equity - Equity Funds (Cost $12,367,744)		18,243,385
Equity - Exchange-Traded Funds 4.1%
Deutsche X-trackers MSCI Europe Hedged Equity Fund (b)	4,400	121,880
Deutsche X-trackers MSCI Japan Hedged Equity Fund (b)	1,400	57,456
iShares MSCI Pacific ex Japan Fund	12,300	572,565
SPDR Barclays Convertible Securities Fund	3,434	172,765
SPDR S&P Emerging Asia Pacific Fund	1,300	112,398

Total Equity - Exchange-Traded Funds (Cost $1,041,677)		1,037,064
Fixed Income - Bond Funds 17.0%
Deutsche Core Plus Income Fund "Institutional" (a)	36,038	395,700
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	56,261	810,723
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	93,027	968,408
Deutsche Enhanced Global Bond Fund "S" (a)	25,426	242,310
Deutsche Floating Rate Fund "Institutional" (a)	38,290	354,184
Deutsche Global Inflation Fund "Institutional" (a)	43,769	441,195
Deutsche High Income Fund "Institutional" (a)	107,693	525,542
Deutsche Short Duration Fund "S" (a)	29,869	270,913
Deutsche U.S. Bond Index Fund "Institutional" (a)	28,906	295,416

Total Fixed Income - Bond Funds (Cost $4,452,065)		4,304,391
Market Neutral Fund 1.3%
Deutsche Diversified Market Neutral Fund "Institutional" (a) (Cost $347,211)	39,657	342,237
Fixed Income - Money Market Fund 5.6%
Central Cash Management Fund, 0.06% (a) (c) (Cost $1,420,202)	1,420,202	1,420,202

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $19,628,899) †	100.0	25,347,279
Other Assets and Liabilities, Net	0.0	(12,466)

Net Assets	100.0	25,334,813

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $19,869,758.  At November 30, 2014, net unrealized appreciation for all securities based on tax cost was $5,477,521.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,977,742 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $500,221.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b) Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.
(c) The rate shown is the annualized seven-day yield at period end.
EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
A summary of the Fund’s transactions with affiliated funds during the period ended November 30, 2014 is as follows:

Affiliate	Value ($) at 8/31/2014	Purchases Cost ($)	Sales Cost ($)	Realized Gain/(Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 11/30/2014

Deutsche Capital Growth Fund	595,237	—	300,500	139,326	—	—	310,331
Deutsche Core Equity Fund	5,728,066	174,196	899,300	74,400	11,296	—	5,137,771
Deutsche Core Fixed Income Fund	321,687	—	318,194	2,435	—	—	—
Deutsche Core Plus Income Fund	128,523	291,902	25,500	(34)	3,108	—	395,700
Deutsche Diversified Market Neutral Fund	375,343	12,100	46,000	(1,014)	—	—	342,237
Deutsche EAFE Equity Index Fund	1,928,637	—	413,200	74,963	—	—	1,441,514
Deutsche Emerging Markets Equity Fund	1,133,577	22,400	166,600	11,548	—	—	918,850
Deutsche Enhanced Commodity Strategy Fund	900,719	65,222	107,000	(15,962)	12,422	—	810,723
Deutsche Enhanced Emerging Markets Fixed Income Fund	868,041	238,352	104,000	(288)	7,752	—	968,408
Deutsche Enhanced Global Bond Fund	285,268	6,401	40,200	(335)	3,101	—	242,310
Deutsche Equity 500 Index Fund	5,596,674	22,559	930,300	330,564	22,559	—	4,832,935
Deutsche Floating Rate Fund	574,110	9,127	221,800	(3,282)	4,127	—	354,184
Deutsche Global Equity Fund	761,728	11,700	132,800	20,385	—	—	625,787
Deutsche Global Growth Fund	292,748	5,500	50,100	9,144	—	—	237,551
Deutsche Global Inflation Fund	453,939	47,690	54,000	(3,163)	890	—	441,195
Deutsche Global Infrastructure Fund	897,267	154,928	108,000	2,322	628	—	942,035
Deutsche Global Small Cap Fund	1,173,124	20,500	196,100	(2,545)	—	—	939,978
Deutsche High Income Fund	382,243	201,958	46,000	(639)	6,858	—	525,542
Deutsche Latin America Equity Fund	69,289	300	27,800	182	—	—	32,610
Deutsche Real Estate Securities Fund	860,083	78,330	103,000	26	3,530	290	885,283
Deutsche Real Estate Securities Income Fund	26,528	2,990	3,000	(3)	—	—	26,757
Deutsche Short Duration Fund	281,689	29,775	37,900	(357)	1,775	—	270,913
Deutsche Small Cap Core Fund	1,498,976	—	279,800	80,321	—	—	1,214,736
Deutsche Small Cap Growth Fund	194,294	—	37,000	(1,259)	—	—	156,606
Deutsche Small Cap Value Fund	69,816	—	13,100	(8,249)	—	—	56,299
Deutsche U.S. Bond Index Fund	360,419	2,215	67,500	(3,875)	2,199	—	295,416
Deutsche World Dividend Fund	820,465	2,518	323,100	(11,195)	2,518	—	484,342
Deutsche X-trackers MSCI Europe Hedged Equity ETF	120,032	—	—	—	—	—	121,880
Deutsche X-trackers MSCI Japan Hedged Equity ETF	59,040	—	7,538	136	—	—	57,456
Central Cash Management Fund	118,593	5,183,118	3,881,509	—	121	—	1,420,202
Total	26,876,155	6,583,781	8,940,841	693,552	82,884	290	24,489,551

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$18,243,385	$—	$—	$18,243,385
Exchange-Traded Funds	1,037,064	—	—	1,037,064
Bond Funds	4,304,391	—	—	4,304,391
Market Neutral Fund	342,237			342,237
Money Market Fund	1,420,202	—	—	1,420,202
Total	$25,347,279	$—	$—	$25,347,279

There have been no transfers between fair value measurements levels during the period ended November 30, 2014.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche LifeCompass 2040 Fund, a series of Deutsche Target Date Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2015